Shareholders' Equity	12 Months Ended
Dec. 31, 2011
Shareholders' Equity
9.	Shareholders’ Equity

On February 18, 2011, May 3, 2011, August 5, 2011 and November 8, 2011, our Board of Directors declared a quarterly cash dividend in the amount of $0.12 on each share of common stock outstanding. On March 15, 2011, June 15, 2011, September 15, 2011 and December 15, 2011, we paid $3.3 million, $3.3 million, $3.3 million and $3.1 million to our shareholders of record on March 1, 2011, June 1, 2011, September 1, 2011 and December 1, 2011, respectively.

On February 19, 2010, May 5, 2010, August 10, 2010 and November 3, 2010, our Board of Directors declared a quarterly cash dividend in the amount of $0.12 on each share of common stock outstanding. On March 15, 2010, June 15, 2010, September 15, 2010 and December 15, 2010, we paid $3.7 million, $3.6 million, $3.5 million and $3.4 million to our shareholders of record on March 1, 2010, June 1, 2010, September 1, 2010 and December 1, 2010, respectively.

We are authorized to issue 30 million shares of $1.00 par value preferred shares. As of December 31, 2011, no preferred shares were issued and outstanding.

On February 18, 2011, our Board of Directors authorized the repurchase of up to $150.0 million of our common shares (“2011 Repurchase Authorization”). The 2011 Repurchase Authorization supersedes the November 13, 2007 repurchase authorization, which also had authorized the repurchase of up to $150.0 million of our common shares. From January 1, 2011 through February 16, 2012, the last trading day of the Rule 10b5-1 repurchase plan that was initiated on December 14, 2011, we have repurchased 1,792,056 shares of our common stock for a total cost of $54.7 million. Since the inception of the repurchase authorizations through February 16, 2012, we have repurchased 5,155,616 shares of our common stock at an average price of $32.26 for a total cost of $166.3 million. These shares are being held as treasury shares in accordance with the provisions of the Bermuda Companies Act 1981. As of February 16, 2012, availability under the 2011 Repurchase Authorization for future repurchases of our common shares was $110.1 million.

A summary of activity from January 1, 2011 through February 16, 2012 follows.

For the three months ended December 31, 2011, we repurchased 310,026 common shares on the open market for $9.1 million. For the twelve months ended December 31, 2011, we repurchased 650,347 common shares on the open market for $18.4 million. In 2011, we repurchased shares under Securities Exchange Act of 1934 Rule 10b5-1 trading plans as follows:

Date Trading	2011 and 2012	Number of	Average Price of	Total Cost	Repurchase
Plan Initiated	Purchase Period	Shares Repurchased	Shares Repurchased	(in millions)	Authorization Year
12/15/2010	01/01/11-02/22/11 (1)	406,290	$ 36.59	$ 14.8	2007
03/15/2011	03/16/11-04/27/11	123,539	$ 32.02	4.0	2011
09/15/2011	09/16/11-10/07/11	354,551	$ 28.20	10.0	2011
12/14/2011	12/16/11-02/16/12 (2)	257,329	$ 29.06	7.5	2011

(1)

The above table only reflects the 2011 activity under this Rule 10b5-1 trading plan. In 2010, 110,300 shares were repurchased under this Rule 10b5-1 trading plan for a total cost of $4.2 million. Total shares repurchased in 2010 and 2011 under this Rule 10b5-1 trading plan are 516,590 shares at an average price of $36.94 for a total cost of $19.0 million.

(2)	Through December 31, 2011, 73,018 shares were repurchased at an average price of $28.90 for a total cost of $2.1 million.

At December 31, 2011, we had the following authorized, unissued common shares reserved for future issuance:

Reserve Name	Shares Reserved
2007 Long-Term Incentive Plan	4,164,209
2007 Employee Share Purchase Plan	555,793
Argonaut Group historical stock compensation plans	421,639
PXRE historical stock compensation plans	12,691

Total	5,154,332

Shares reserved under the Argonaut Group and PXRE historical plans represent all grants issued and outstanding as of December 31, 2011. (See Note 13, “Share-based Payments” for further discussion.)